Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents

	December 31, 2024	December 31, 2023

Short-term bank deposits	510,975	2,039,952
Short-term investment	416,693	859,108
	927,668	2,899,060